Fees Summary	Aug. 18, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 5,830,000.00
Previously Paid Amount	0.00
Total Fee Amount	805.12
Total Offset Amount	0.00
Net Fee	805.12
Narrative - Max Aggregate Offering Price	$ 5,830,000.00
Final Prospectus	true